Property and Equipment, Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Depreciation expense	$ 68,705	$ 238,315	$ 261,323	$ 392,873
Consideration			6,130,000
Gain on disposal	$ 15,345		$ 664,816